EXHIBIT 99.9

Links to prior filings

Verus Securitization Trust 2019-4, filed October 11, 2019.

•	https://www.sec.gov/Archives/edgar/data/1781495/000114420419048083/0001144204-19-048083-index.htm

Verus Securitization Trust 2020-INV1, filed March 12, 2020.

•	https://www.sec.gov/Archives/edgar/data/1781495/000110465920032515/0001104659-20-032515-index.htm

Verus Securitization Trust 2020-2, filed May 14, 2020.

•	https://www.sec.gov/Archives/edgar/data/1781495/000110465920061456/0001104659-20-061456-index.htm